OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

NOTE 4 - OTHER CURRENT ASSETS

Composition of other current assets, grouped by major classifications, is as follows:

	December 31,
	2021	2020
Income receivable	$9,825	$97
Prepaid expenses	9,598	5,980
Prepaid income taxes	2,789	2,094
Other	2,812	2,246
Total other current assets	$25,024	$10,417